Note 2 - Allowance For Loan Losses: Past Due Financing Receivables (Tables)	9 Months Ended
Sep. 30, 2018
Tables/Schedules
Past Due Financing Receivables

September 30, 2018	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Consumer Loans	$ 18,128,284	$ 9,336,595	$ 19,127,662	$ 46,592,541
Real Estate Loans	683,655	535,598	1,503,979	2,723,232
Sales Finance Contracts	932,890	574,458	1,029,488	2,536,836
Total	$ 19,744,829	$ 10,446,651	$ 21,661,129	$ 51,852,609

December 31, 2017	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Consumer Loans	$ 14,483,119	$ 7,905,817	$ 17,475,439	$ 39,864,375
Real Estate Loans	676,407	321,125	1,170,572	2,168,104
Sales Finance Contracts	749,910	447,157	843,077	2,040,144
Total	$ 15,909,436	$ 8,674,099	$ 19,489,088	$ 44,072,623